U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 188

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 191

(Check appropriate box or boxes)

ULTIMUS MANAGERS TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

David James

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

With copy to:

Thomas W. Steed III, Esq.

Kilpatrick Townsend & Stockton LLP

4208 Six Forks Road, Suite 1300

Raleigh, NC 27609

It is proposed that this filing will become effective (check appropriate box):

/ /       immediately upon filing pursuant to paragraph (b)

/X/      on August 6, 2021 pursuant to paragraph (b)

/ /       60 days after filing pursuant to paragraph (a) (1)

/ /       on (date) pursuant to paragraph (a) (1)

/ /       75 days after filing pursuant to paragraph (a) (2)

/ /       on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation on New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 180 (“PEA #180”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on April 30, 2021. Pursuant to Rule 485(a)(2), that filing was expected to become effective on July 13, 2021.

Post-Effective Amendment No. 186 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 30, 2021 as the new effective date for PEA #180 and incorporated by reference the information contained in Parts A, B, and C of PEA #180.

This Post-Effective Amendment No. 188 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 6, 2021 as the new effective date for PEA #180.

This Post-Effective Amendment No. 188 incorporates by reference the information contained in Parts A, B, and C of PEA #180.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 188 to its Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati, and State of Ohio on July 29, 2021.

ULTIMUS MANAGERS TRUST

By:	/s/ Todd E. Heim
Todd E. Heim
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Date

/s/ David R. Carson	July 29, 2021
David R. Carson, Trustee

*	July 29, 2021
David M. Deptula, Trustee

*	July 29, 2021
Janine L. Cohen, Trustee		By:	/s/ David James
David James
*	July 29, 2021		Attorney-in-fact*
Jacqueline A. Williams, Trustee			July 29, 2021

*	July 29, 2021
Clifford N. Schireson, Trustee

*	July 29, 2021
Robert E. Morrison, Trustee

/s/ Todd E. Heim	July 29, 2021
Todd E. Heim, President

/s/ David R. Carson	July 29, 2021
David R. Carson, Vice President

/s/ Jennifer L. Leamer	July 29, 2021
Jennifer L. Leamer, Treasurer/Controller/Principal Financial Officer